Investment Objectives and Goals	Jun. 17, 2025
AAM BRENTVIEW DIVIDEND GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM BRENTVIEW DIVIDEND GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Brentview Dividend Growth ETF (the “Fund”) seeks current dividend income and long-term capital appreciation.
AAM Low Duration Preferred and Income Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The AAM Low Duration Preferred and Income Securities ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Preferred & Hybrid Securities Index (the “Index”).

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Sawgrass U.S. Large Cap Quality Growth ETF (the “Fund”) seeks risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation.
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Sawgrass U.S. Small Cap Quality Growth ETF (the “Fund”) seeks risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation.